Cost of Other Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Cost of Other Revenues
Cost of other revenues consists of the following:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Interest expenses of borrowings	547,368,755	288,241,857	15,240,283	2,335,676
Other costs	184,417,017	247,530,755	202,030,929	30,962,594

	731,785,772	535,772,612	217,271,212	33,298,270